Employee Benefits - Additional Information (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2015 EUR (€) Companies Person	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Wages and salaries	€ 1,165,433	€ 985,883	€ 835,563
Senior management (excluding Board of Management) bonus, lower range	0.00%
Senior management (excluding Board of Management) bonus, higher range	75.00%
Share-based payments	€ 59,070	63,380	52,371
Tax benefit recognized related to recognized share-based compensation costs	13,800	14,900	10,700
Total compensation costs to be recognized in future periods	€ 65,400	€ 69,800	€ 78,900
Weighted average period to be recognized in future in years	1 year 8 months	1 year 7 months	1 year 7 months
Period after deferral that participants elect to receive funds in future periods after earlier of the employment termination or their withdrawal election	3 years
Company's liability under deferred compensation plans	€ 33,100	€ 29,400
Number of Dutch payroll employees in multi-employer union plan | Person	6,530
Number of companies which are covered by Multi Employer Plan | Companies	1,282
Number of contributing members in multi-employer plan | Person	147,000
Contribution to the multi-employer union plan, percentage		6.80%
Multi employer plan coverage ratio	97.70%	104.10%
Percentage of contributions	23.60%	24.10%
Percentage of contributions in year two	23.60%
Percentage of contributions in year three	23.60%
Percentage of contributions in year four	23.60%
Percentage of contributions in year five	23.60%
Cymer Acquisition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Senior management (excluding Board of Management) bonus, lower range	0.00%
Senior management (excluding Board of Management) bonus, higher range	150.00%
Employee Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Profit sharing bonus, lower range	0.00%
Profit sharing bonus, higher range	20.00%
Profit sharing percentage	18.00%	16.00%	14.00%
Deferred Profit Sharing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Wages and salaries	€ 95,100	€ 71,300	€ 55,900
Individual Variable Pay and Sales Reward [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Wages and salaries	34,100	28,000	25,800
Sales Reward [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Wages and salaries	€ 2,100	2,100	2,300
Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of granted shares options	3 years
Service condition, period	3 years
Employee Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service condition, period	3 years
Expiration period of unexercised stock options	10 years
Employee Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum percentage of annual gross base salary for which an employee can participate in stock option and share plan	10.00%
Minimum period for retaining the shares or stock options to qualify for cash bonus (months)	12 months
Percentage of bonus on initial participation amount after minimum period for retaining the shares or stock options	20.00%
Deferred Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Wages and salaries	€ 47,967	48,957	32,698
Deferred Bonus [Member] | Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Wages and salaries	€ 3,400	€ 3,500	€ 2,100